Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at banks	€ 8,749	€ 5,166
Money market securities	7,802	2,293
Other cash and cash equivalents	7,295	7,555
Total Cash and cash equivalents	€ 23,846	€ 15,014